Longterm Investments (Details Narrative) ¥ in Thousands		1 Months Ended
	Apr. 03, 2020 CNY (¥)	Dec. 31, 2019	Nov. 29, 2019 USD ($)	Apr. 25, 2025	Apr. 25, 2024 USD ($)	Nov. 29, 2019 CNY (¥)	Jan. 10, 2018 USD ($)
Description of investment agreement	After the transaction, the Group’s indirect interest in Fuquan Chengwang was diluted from 18% to 14.76% through holding 18% of the equity interest in Jingning Meizhongkuang	The Agreements enable Tantech to indirectly hold an 18% stake in Fuquan Chengwang through holding 18% in the equity interest of Jingning Meizhongkuang
Xintong International [Member]
Equity ownership interest rate percentage				85.00%
Amount of investment					$ 80,151,868
Libo Haokun [Member]
Equity ownership interest rate percentage							18.00%
Amount of investment							$ 16,751,355
Fuquan Chengwang [Memebr]
Equity ownership interest rate percentage			18.00%			18.00%
Amount of investment			$ 6,466,440
Value of mining rights | ¥						¥ 257,350
Shandong Liansen [Member]
Equity ownership interest rate percentage				30.00%
Jingning Zhonggang [Memebr]
Description of investment agreement			Tantech is obligated to pay the consideration within 30 days after Fuquan Chengwang completes the recording process with the local industrial and commerce administration for transfer of the share ownership. Pursuant to the Investment Agreement, after the transfer of the 18% share ownership, if the value of Fuquan Chengwang is lower than RMB257.35 million according to the financial statements audited by an accounting firm approved by the Tantech, Jingning Zhonggang will be obligated to refund to Tantech the overpaid amount
Equity ownership interest rate percentage		82.00%	18.00%			18.00%
Jingning Meizhongkuang [Member]
Equity ownership interest rate percentage		18.00%
Lishui Ansheng Energy Technology Co [Member]
Equity ownership interest rate percentage	18.00%
Amount of investment | ¥	¥ 46,500